SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of translation rates

	September 30, 2021	September 30, 2020
Period-end HKD:US$ exchange rate	0.12843	0.12899
Period average HKD:US$ exchange rate	0.12876	0.12894